Earnings Per Share (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Antidilutive Shares
The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Options and unvested stock units outstanding	106,097	296,861	145,073	235,736
Warrants outstanding	30,017,768	629,271	30,017,768	629,271
Convertible promissory notes	4,339,623	—	4,339,623	—
Contingent Sponsor Earnout Shares	28,750	28,750	28,750	28,750
Total	34,492,238	954,882	34,531,214	893,757

The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	Year Ended December 31,
	2023	2022
Options and unvested stock units outstanding	243,911	127,116
Warrants outstanding	6,206,488	399,149
Contingent Sponsor Earnout Shares	28,750	28,750
Total	6,479,149	555,015